Long-Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt

Note 6. Long-Term Debt

Long-term debt is comprised of the following indebtedness to various lenders:

(in millions)	December 31, 2017	December 31, 2016
Term Loan Facility, with interest at LIBOR plus 3.75% (equal to 4.75%) due 2020, net(a)	$-	$702.1
Amended and Restated Term Loan Facility, with interest at LIBOR plus 2.75% (equal to 4.42%) due 2024, net(b)	554.2	-
Less: Current maturities	5.7	8.8
Long-term debt, net of current maturities, debt discount and deferred financing fees	$548.5	$693.3

(a)	Term Loan Facility as of December 31, 2016 is recorded net of unamortized discount of $6.0 million and net of unamortized deferred financing fees $5.2 million.
(b)	Amended and Restated Term Loan Facility as of December 31, 2017 is recorded net of unamortized discount of $3.6 million and net of unamortized deferred financing fees of $4.4 million.

Amended and Restated Senior Secured Credit Facilities

Prior to October 2016, the senior secured credit facilities consisted of (a) a seven-year $430.0 million senior secured term loan facility (the “Term Loan Facility”) and (b) a $90.0 million senior secured revolving credit facility (the “Revolving Credit Facility” and, together the “Senior Secured Credit Facilities”).  On October 28, 2016, Emerald Expositions Holding, Inc., “EEH”, entered into a third amendment to the Senior Secured Credit Facilities to (i) borrow an additional $200.0 million of term loans under the Term Loan Facility to fund the redemption of the 9.000% Senior Notes due 2021 and (ii) increase commitments under the Revolving Credit Facility by $10.0 million to a total of $100.0 million.

On May 8, 2017, using the net proceeds from the initial public offering, the Company prepaid $159.2 million of borrowings outstanding under the Term Loan Facility.  On May 22, 2017, EEH amended and restated the Senior Secured Credit Facilities (the “Amended and Restated Senior Secured Credit Facilities”), which consist of (i) a seven-year $565.0 million senior secured term loan facility (the “Amended and Restated Term Loan Facility”), scheduled to mature on May 22, 2024 and (ii) a $150.0 million senior secured revolving credit facility (the “Amended and Restated Revolving Credit Facility” and, together with the Amended and Restated Term Loan Facility, the “Amended and Restated Senior Secured Credit Facilities”), scheduled to mature on May 23, 2022. On November 27, 2017, (the “Effective Date”), EEH entered into the Refinancing Agreement and First Amendment to the Amended and Restated Senior Secured Credit Facilities to reduce the interest rate applicable to term loans under the Amended and Restated Term Loan Facility, by 25 basis points, and on November 29, 2017, EEH entered into the Repricing Agreement and Second Amendment to the Amended and Restated Credit Agreement to reduce the interest rate applicable to revolving loans under the Amended and Restated Revolving Credit Agreement by 25 basis points.

The Amended and Restated Term Loan Facility proceeds of $563.6 million (net of a $1.4 million original issuance discount) were used to repay the outstanding principal and interest under the Term Loan Facility, pay third party fees of $6.4 million and pay $0.8 million in financing fees related to the increase in commitments under the Amended and Restated Revolving Credit Facility. An additional $1.5 million in third party fees were paid with cash from operations. Of the $6.4 million in third party fees, $3.8 million were recognized as interest expense. The remaining $2.6 million, together with the $1.5 million in third party fees that were paid with cash from operations, were recorded as deferred financing fees. The $1.4 million original issuance discount and the $2.6 million in deferred financing fees will be amortized over the life of the Amended and Restated Term Loan Facility using the effective interest method. The $0.8 million in deferred financing fees related to the Amended and Restated Revolving Credit Facility will be amortized over the life of the facility using the straight-line method.

In connection with the November 2017 repricings, third party fees of $0.7 million, were recognized as interest expense.

The Amended and Restated Senior Secured Credit Facilities allow for EEH to choose from the following two interest rate options:

-

Alternate Base Rate (“ABR”) loans bear interest at a rate equal to a spread, or applicable margin, above the greatest of (i) the administrative agent’s prime rate, (ii) the Federal Funds Rate plus 50 basis points, and (iii) the one month London Interbank Offered Rate (“LIBOR”) plus 1.00%.

or

-	LIBOR loans bear interest at a rate equal to a spread, or applicable margin, over the LIBOR rate.

From May 22, 2017 through the Effective Date, the spread, or applicable margin, was 2.00% for ABR loans and 3.00% for LIBOR loans. After the Effective Date, the spread, or applicable margin, was 1.75% for ABR loans and 2.75% for LIBOR loans. Following the first fiscal quarter after the Effective Date, (i) the applicable margin will step down by 0.25% if EEH’s Total First Lien Net Leverage Ratio (as defined in the Amended and Restated Senior Secured Credit Facilities) is lower than 2.75 to 1.00 and (ii) the applicable margin under the Amended and Restated Revolving Credit Facility (but not the Amended and Restated Term Loan Facility) will step down by an additional 0.25% if EEH’s Total First Lien Net Leverage Ratio is less than 2.50 to 1.00.

EEH is required to pay a quarterly commitment fee in respect of the unutilized commitments under the Amended and Restated Revolving Credit Facility in an amount equal to 0.50% per annum, calculated on the unused portion of the facility, which may be reduced to 0.375% upon achievement of a Total First Lien Ratio of 3.50 to 1.50. Upon the issuance of letters of credit under the Amended and Restated Revolving Credit Facility, EEH is required to pay fronting fees, customary issuance and administration fees and a letter of credit fee equal to the then-applicable margin (as determined by reference to LIBOR) for the Amended and Restated Revolving Credit Facility.

EEH had zero borrowings under its Amended and Restated Revolving Credit Facility as of December 31, 2017 and 2016. EEH had $0.9 million and $0.6 million in stand-by letters of credit issuances under its Amended and Restated Revolving Credit Facility and its Revolving Credit Facility as of December 31, 2017 and December 31, 2016, respectively.

Payments and Commitment Reductions

The Amended and Restated Term Loan Facility requires repayment in equal quarterly installments of 0.25% of the $565.0 million (the principal amount outstanding on May 22, 2017), with the balance due at maturity. Installment payments on the Amended and Restated Term Loan Facility are due on the last business day of each quarter, commencing on September 29, 2017.

Subject to the certain customary exceptions and limitations, EEH is required to prepay amounts outstanding under the Amended and Restated Term Loan Facility under specified circumstances, including 50.0% of Excess Cash Flow (“ECF”), subject to step-downs to 25% and 0% of excess cash flow at certain leverage based thresholds, and with 100% of the net cash proceeds of asset sales and casualty events in excess of certain thresholds (subject to certain reinvestment rights).

EEH may prepay the loans in whole or part without premium or penalty.

Guarantees; Collateral; Covenants; Events of Default

All obligations under the Amended and Restated Senior Secured Facility are guaranteed by EEH’s direct parent company and, subject to certain exceptions, by all of EEH’s direct and indirect wholly owned domestic subsidiaries. As of December 31, 2017, all of EEH’s subsidiaries and EEH’s direct parent have provided guarantees.

Subject to certain limitations, the obligations under the Amended and Restated Senior Secured Credit Facilities are secured by a perfected first priority security interest in substantially all tangible and intangible assets owned by EEH or by any guarantor.

The Amended and Restated Senior Secured Credit Facilities contain customary incurrence-based negative covenants, including limitations on indebtedness; limitations on liens; limitations on certain fundamental changes (including, without limitation, mergers, consolidations, liquidations and dissolutions); limitations on asset sales; limitations on dividends and other restricted payments; limitations on investments, loans and advances; limitations on repayments of subordinated indebtedness; limitations on transactions with affiliates; limitations on changes in fiscal periods; limitations on agreements restricting liens and/or dividends; and limitations on changes in lines of business. In addition, the Amended and Restated Revolving Credit Facility contains a financial covenant requiring EEH to comply with a 5.50 to 1.00 total first lien net secured leverage ratio test. This financial covenant is tested quarterly only if the aggregate amount of revolving loans, swingline loans and letters of credit outstanding under the Amended and Restated Revolving Credit Facility (net of up to $10.0 million of outstanding letters of credit) exceeds 35% of the total commitments thereunder. As of December 31, 2017, this financial covenant has not been triggered and EEH was in compliance with all covenants under the Amended and Restated Senior Secured Credit Facilities.

Events of default under the Amended and Restated Senior Secured Credit Facilities include, among others, nonpayment of principal when due; nonpayment of interest, fees or other amounts; cross-defaults; covenant defaults; material inaccuracy of representations and warranties; certain bankruptcy and insolvency events; material unsatisfied or unstated judgments; certain ERISA events; change of control; or actual or asserted invalidity of any guarantee or security document. There were no events of default under the Amended and Restated Senior Secured Credit Facilities as of December 31, 2017.

During the year ended December 31, 2017, EEH made borrowings of $43.0 million and repayments of $43.0 million on the Amended and Restated Revolving Credit Facility. During the year ended December 31, 2016, EEH made borrowings and repayments of $8.0 million on the Revolving Credit Facility. EEH had $0.9 million and $0.6 million in stand-by letter of credit issuances under the Amended and Restated Revolving Credit Facility and the Revolving Credit Facility as of December 31, 2017 and December 31, 2016, respectively.

Interest Expense

Interest expense reported in the consolidated statements of income and comprehensive income consist of the following:

	Year ended December 31,
(in millions)	2017	2016	2015
Senior secured term loan	$32.6	$29.9	$27.2
9.00% Senior notes	-	14.9	18.1
Noncash interest for amortization of debt discount and debt issuance costs	4.6	5.2	4.7
Realized and unrealized loss on interest rate swap and floor, net	-	0.8	1.5
Revolving credit facility commitment fees	1.1	0.6	0.5
	$38.3	$51.4	$52.0

Interest Rate Swap and Floor

In March 2014, the Company entered into forward interest rate swap and floor contracts to manage and reduce its interest rate risk. The Company’s interest rate swap and floor have an effective date of December 31, 2015 and are settled on the last business day of each month of March, June, September and December, beginning March 31, 2016 through December 31, 2018. The Company made payments and recognized a realized loss of $1.4 million and $1.5 million during the year ended December 31, 2017 and 2016, respectively, representing the differential between the three-month LIBOR rate 2.705%, on the principal amount of $100.0 million. The Company marks-to-market its interest rate contracts quarterly with the unrealized and realized gains and losses included in interest expense in the consolidated statements of income and comprehensive income. For the years ended December 31, 2017 and 2016, the Company recorded an unrealized gain of $1.4 million and $0.7 million, respectively. The liability is included in accounts payable and other current liabilities and noncurrent liabilities in the consolidated balance sheets.